AIM ETF Products Trust
(the “Trust”)
And the Trust’s series
AllianzIM U.S. Large Cap Buffer10 Mar ETF
AllianzIM U.S. Large Cap Buffer20 Mar ETF
(each a “Fund” and together the “Funds”)

Supplement, dated February 28, 2025
to each Fund’s Prospectus, dated March 1, 2024

This supplement updates certain information contained in each Fund’s prospectus and should be attached to the prospectus and retained for future reference.

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on February 28, 2025, following which each Fund will reset and commence a new Outcome Period beginning March 1, 2025, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Cap for each Fund for the new Outcome Period will be as shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	New Outcome Period Cap
AllianzIM U.S. Large Cap Buffer10 Mar ETF	MART	March 1, 2025, to February 28, 2026	14.95% (before management fee) 14.21% (after management fee)
AllianzIM U.S. Large Cap Buffer20 Mar ETF	MARW	March 1, 2025, to February 28, 2026	10.65% (before management fee) 9.91% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

Each Fund’s prospectus is amended to revise all references to the dates associated with the Outcome Period to reflect the corresponding new Outcome Period and to the Cap to reflect the corresponding New Outcome Period Cap, as set forth in the table above.

AIM ETF Products Trust
(the “Trust”)
And the Trust’s series
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF
(the “Fund”)

Supplement, dated February 28, 2025
to the Fund’s Prospectus, dated January 24, 2024

This supplement updates certain information contained in the Fund’s prospectus and should be attached to the prospectus and retained for future reference.

As described in the Fund’s prospectus, the Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. The Fund’s current Outcome Period will end on February 28, 2025, following which the Fund will reset and commence a new Outcome Period beginning March 1, 2025, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Cap for the Fund for the new Outcome Period will be as shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	New Outcome Period Cap
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF	SIXP	March 1, 2025, to August 31, 2025	7.50% (before management fee) 7.13% (after management fee)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

The Fund’s prospectus is amended to revise all references to the dates associated with the Outcome Period to reflect the corresponding new Outcome Period and to the Cap to reflect the corresponding New Outcome Period Cap, as set forth in the table above.

AIM ETF Products Trust
(the “Trust”)
And the Trust’s series
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF
(the “Fund”)

Supplement, dated February 28, 2025
to the Fund’s Prospectus, dated March 25, 2024

This supplement updates certain information contained in the Fund’s prospectus and should be attached to the prospectus and retained for future reference.

As described in the Fund’s prospectus, the Fund is subject to a “Spread” that represents the minimum return the SPDR® S&P 500® ETF Trust’s share price must achieve in positive market environments before the Fund participates in any positive returns, as measured at the end of the Outcome Period. The Fund will begin its initial Outcome Period on March 1, 2025, as shown in the table below.

The Spread for the Fund for the initial Outcome Period will be as shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	Initial Outcome Period	Initial Outcome Period Cap
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	MARU	March 1, 2025, to February 28, 2026	3.61% (before management fee) 4.35% (after management fee)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

The Fund’s prospectus is amended to revise all references to the Spread to reflect the corresponding Initial Outcome Period Spread, as set forth in the table above.